Bank indebtedness (Tables)	12 Months Ended
Mar. 29, 2014
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013
	(In thousands)
Maximum borrowing outstanding during the year	$93,184	$100,548
Average outstanding balance during the year	$78,164	$78,371
Weighted average interest rate for the year	3.4%	3.6%
Effective interest rate at year-end	3.3%	3.6%